Note 12 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Interest expense on lease liabilities	$ 42	$ 58